Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, including with respect to options, nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has generally granted such awards once a year to directors and executive officers. In addition to the annual grants of equity awards, equity awards may be granted at other times during the year to newly hired or promoted employees, and in other special circumstances. In 2025, we did not grant any stock options, stock appreciation rights, or similar option‐like instruments.

Award Timing Method	Although we do not have a formal policy with respect to the timing of our equity award grants, the Compensation Committee has generally granted such awards once a year to directors and executive officers. In addition to the annual grants of equity awards, equity awards may be granted at other times during the year to newly hired or promoted employees, and in other special circumstances.
Award Timing Predetermined	false
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Neither the Board nor the Compensation Committee takes material nonpublic information into account when determining the timing or terms of equity awards, including with respect to options, nor do we time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false